DEI Document	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Amendment Flag	false
Entity Registrant Name	EURONET WORLDWIDE INC
Entity Central Index Key	0001029199
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31648
Entity Tax Identification Number	74-2806888
Entity Address, Address Line One	11400 Tomahawk Creek Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(913)
Local Phone Number	327-4200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EEFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false